Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Trading Securities Pledged as Collateral	$ 31,231,000	$ 32,935,000
Other Comprehensive Income (Loss), Transfers from Held-to-maturity to Available-for-Sale Securities, Net of Tax	$ 225,000	$ 440,000